UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 16, 2022 to August 17, 2022

Commission File Number of issuing entity:  333-206582-10

Central Index Key Number of issuing entity:  0001705163

Morgan Stanley Capital I Trust 2017-H1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silver peak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4032155
38-4032156
38-7187248
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2022 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-H1 .

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2017-H1  in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.92%	2	$363,129.45

No assets securitized by Barclays Bank PLC , Argentic Real Estate Finance LLC, (formerly known as Silver peak Real Estate Finance LLC), Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Funding III LLC, Citi Real Estate Funding Inc., and Citigroup Global Markets Realty Corp. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2017-H1  were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 16, 2022 to August 17, 2022.

Barclays Bank PLC  filed its most recent Form ABS-15G on August 10, 2022. The CIK number for Barclays Bank PLC  is 0000312070.

Argentic Real Estate Finance LLC (formerly known as Silver peak Real Estate Finance LLC) filed its most recent Form ABS-15G on February 8, 2022. The CIK number for Argentic Real Estate Finance LLC (formerly known as Silver peak Real Estate Finance LLC) is 0001624053.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 15, 2022. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on January 19, 2022. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 11, 2022. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G on February 11, 2022. The CIK number for Citigroup Global Markets Realty Corp. is 0001541001.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-206582-10 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-206582-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

RMBS TRUSTEE LITIGATION In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. On July 12, 2022, the district court dismissed Phoenix Light’s claims and entered judgment in favor of Wells Fargo Bank, N.A. The district court also dismissed certain of the claims asserted by Commerzbank AG. The Company previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations. In addition, Park Royal I LLC and Park Royal II LLC have filed complaints that were consolidated in New York state court alleging Wells Fargo Bank, N.A., as trustee, failed to take appropriate actions upon learning of defective mortgage loan documentation.

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2017-H1 , affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	07/15/2022	$640,784.64
Current Distribution Date	08/17/2022	$569,649.12

REO Account Balance
Prior Distribution Date	07/15/2022	$0.00
Current Distribution Date	08/17/2022	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2017-H1 , affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	07/15/2022	$5,120.72
Current Distribution Date	08/17/2022	$5,286.15

Interest Reserve Account Balance
Prior Distribution Date	07/15/2022	$0.00
Current Distribution Date	08/17/2022	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	07/15/2022	$0.00
Current Distribution Date	08/17/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-H1 , relating to the August 17, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-206582-10 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-206582-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: August 31, 2022